UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Mid Cap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Mid Cap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 12/31/06

Item 1 - Report to Stockholders

Master Mid Cap Index Series of Quantitative Master Series Trust

Annual Report, December 31, 2006

A Discussion With Your Fund's Portfolio Managers

During the annual period, Master Mid Cap Index Series of Quantitative Master Series Trust met its objective of closely tracking the returns of its benchmark, the Standard & Poor's (S&P) MidCap 400 Index.

How did the portfolio perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended December 31, 2006, Master Mid Cap Index Series had a net total return of +10.30%. For the same period, the benchmark S&P MidCap 400 Index returned +10.32%.

As the returns indicate, the Series met its objective of closely tracking the performance of the S&P MidCap 400 Index, a market-weighted index composed of 400 common stocks issued by mid-capitalization companies in a wide range of businesses. As the value of the S&P MidCap 400 fluctuated during the past 12 months, the portfolio's performance generally tracked that of the Index.

Following decent, but uninspiring, results in 2004 and 2005, U.S. equities surged forward in 2006, with the S&P 500 Index advancing 15.79% to close at 1,418. Small-cap stocks posted even stronger gains, with the Russell 2000 Index registering an 18.37% increase, thanks to exceptionally strong performance in the first few months of the year.

Key highlights of the 12-month period included weaker economic growth triggered by a slowdown in the U.S. housing market; a long-awaited pause in the Federal Reserve Board's (the Fed) interest rate-hiking campaign; threats of higher inflation; and robust corporate earnings, which rose by double-digit percentages for an unprecedented fifth consecutive year. Amid these crosscurrents, financial markets were left to weather a high degree of volatility.

At the outset, a burgeoning corporate sector, ample liquidity and record levels of merger-and-acquisition (M&A) activity provided a solid backdrop for equity markets. During the first few months of 2006, U.S. stocks were solidly on an upward trajectory, posting the best first quarter gains in several years. Of note, the S&P 500 Index advanced 4.21% in the quarter, marking its largest gain since the fourth quarter of 2004 (+9.23%) and its best first quarter since 1999 (+4.98%). Growth continued outside of the housing and auto sectors (capital spending in particular expanded at a brisk pace); private equity deals, M&A action and corporate buy-backs abounded in high volumes; and corporate cash flows held steady.

Notwithstanding such broad-based strength, evidence of an economic slowdown mounted. By May, we saw a striking shift in investor sentiment, triggered by a deceleration in consumer spending, rising energy prices, a slump in housing activity and uncertainty around the Fed policy and the sustainability of economic growth. Stock market volatility took on a more negative spin and eventually resulted in the first double-digit correction for U.S. equity markets in nearly four years. The average U.S. stock fell by about 12% and stocks outside the United States were hit even harder. The pullback could be attributed to several factors, not the least of which was that the lagged effects of higher interest rates and oil prices finally took their toll on both the economy and stock prices. Further, a resurgence of inflation fears prompted the Fed to continue its interest rate tightening campaign. Under the auspices of new Chairman Ben Bernanke, the central bank ended the second quarter with its 17th consecutive 25 basis point interest rate hike since June 2004, bringing the target federal funds rate to 5.25%.

As the second half of 2006 got underway, positive momentum returned to the market. The Fed made big news in August by finally ending its streak of interest rate increases. At the same time, commodity prices collapsed. After reaching an all-time high near $78 per barrel in July, crude oil ended the year at $61 per barrel. Stocks generally climbed back above the levels they reached prior to the market's earlier retrenchment. Most equity markets experienced one of their best third-quarter periods in several years, though there was a broad-based changing of the guard that favored larger-cap, higher-quality and more predictable stocks over smaller-cap, lower-quality and more cyclical securities (as was the trend early in the year).

Macroeconomic uncertainty persisted in the third quarter. Investors struggled with moderating economic activity - real gross domestic product growth was estimated at 2%, compared to 2.6% in the second quarter and 5.6% in the first quarter. The magnitude of the housing downturn and its effect on the consumer sector was a significant wildcard. Weakness in the U.S. dollar was challenging the stability of currency markets. Moreover, tensions in the Middle East were heating up, and economic data offered a mixed outlook for inflation.

Still, strong momentum continued in the equity markets during the year's final quarter. Key to investors' optimism were: a strong labor market, where the unemployment rate reached a post-9/11 low and year-on-year average hourly salaries reached a post-9/11 high; receding risks of higher inflation and high oil prices; and finally, the pervasive strength in corporate fundamentals that included reasonably good investment levels, healthy balance sheets and profit margins. 2006 ended and the new year began with the world awash in liquidity, global economic growth still quite strong despite the U.S. slowdown, record-high corporate profitability, fairly low inflation and interest rates, and relatively strong investor confidence.

For the 12-month period, mid cap stocks, as measured by the S&P MidCap 400 Index, underperformed both small and large cap stocks. The S&P MidCap 400 Index returned +10.32%, while the S&P SmallCap 600 Index returned +15.12% and the large-cap S&P 500 Index returned +15.79%. In terms of sector performance, with the exception of health care, each of the 10 S&P MidCap 400 sectors posted positive returns for the 12-month period. The top performer was telecommunication services, which was up +46.98%, followed by utilities and materials, with respective returns of +18.12% and +14.23%. At the bottom was health care, which posted a return of -1.16%, followed by the consumer discretionary and energy sectors, with respective returns of +1.69% and +1.94%.

What changes were made to the portfolio during the period?

Throughout the year, as changes were made to the composition of the S&P MidCap 400 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

How would you characterize the portfolio's position at the close of the period?

Heading into 2007, we believe continued moderation in economic growth will put pressure on corporate earnings, which have been on a record run with five consecutive years of double-digit growth. Solid corporate fundamentals and balance sheet strength, alongside strong non-U.S. economic growth, should help corporate profits remain positive, but the rate of gain will likely slow noticeably, as record-high profit margins will be difficult to sustain. Against this backdrop, the portfolio remains positioned to match the risk characteristics of its benchmark, whatever direction the market takes.

Debra L. Jelilian
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

January 22, 2007

Master Mid Cap Index Series

Portfolio Information as of December 31, 2006


Sector Representation                               Percent of Total Investments
--------------------------------------------------------------------------------
Financials                                                                 17.0%
Industrials                                                                14.5
Consumer Discretionary                                                     14.0
Information Technology                                                     13.8
Health Care                                                                10.0
Utilities                                                                   7.4
Energy                                                                      6.9
Materials                                                                   5.2
Consumer Staples                                                            2.1
Telecommunication Services                                                  0.5
Other*                                                                      8.6
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

For Series compliance purposes, the Series' sector classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2006

                                         Shares
Industry                                   Held  Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.3%                3,599  Alliant Techsystems, Inc. (a)                                       $    281,406
                                          4,200  DRS Technologies, Inc.                                                   221,256
                                         13,684  Precision Castparts Corp.                                              1,071,184
                                                                                                                     ------------
                                                                                                                        1,573,846
---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.3%           17,296  CH Robinson Worldwide, Inc. (e)                                          707,233
                                         21,314  Expeditors International Washington, Inc.                                863,217
                                                                                                                     ------------
                                                                                                                        1,570,450
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                           8,400  AirTran Holdings, Inc. (a)                                                98,616
                                          4,224  Alaska Air Group, Inc. (a)                                               166,848
                                         17,762  JetBlue Airways Corp. (a)(b)                                             252,220
                                                                                                                     ------------
                                                                                                                          517,684
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.9%                    7,045  ArvinMeritor, Inc.                                                       128,430
                                          1,040  Bandag, Inc.                                                              52,447
                                          5,905  BorgWarner, Inc.                                                         348,513
                                         14,127  Gentex Corp.                                                             219,816
                                          7,001  Lear Corp.                                                               206,740
                                          2,921  Modine Manufacturing Co.                                                  73,113
                                                                                                                     ------------
                                                                                                                        1,029,059
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                        3,362  Thor Industries, Inc.                                                    147,894
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.3%                          5,700  Hansen Natural Corp. (a)                                                 191,691
                                          5,507  PepsiAmericas, Inc.                                                      115,537
                                                                                                                     ------------
                                                                                                                          307,228
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%                      6,180  Cephalon, Inc. (a)                                                       435,134
                                          3,475  Martek Biosciences Corp. (a)                                              81,107
                                         30,752  Millennium Pharmaceuticals, Inc. (a)                                     335,197
                                         11,788  PDL BioPharma, Inc. (a)                                                  237,410
                                         11,454  Vertex Pharmaceuticals, Inc. (a)                                         428,609
                                                                                                                     ------------
                                                                                                                        1,517,457
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.2%                    7,392  AG Edwards, Inc.                                                         467,840
                                         12,385  Eaton Vance Corp.                                                        408,829
                                          6,351  Investors Financial Services Corp.                                       270,997
                                          9,972  Jefferies Group, Inc. New Shares                                         267,449
                                          7,380  Nuveen Investments, Inc. Class A                                         382,874
                                          8,654  Raymond James Financial, Inc.                                            262,303
                                          6,526  SEI Investments Co.                                                      388,689
                                          8,951  Waddell & Reed Financial, Inc. Class A                                   244,899
                                                                                                                     ------------
                                                                                                                        2,693,880
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.1%                          7,486  Airgas, Inc.                                                             303,333
                                          4,181  Albemarle Corp.                                                          300,196
                                          6,611  Cabot Corp.                                                              288,041
                                         23,193  Chemtura Corp.                                                           223,349
                                          3,989  Cytec Industries, Inc.                                                   225,418
                                          4,062  FMC Corp.                                                                310,946
                                          3,681  Ferro Corp.                                                               76,160
                                          6,549  Lubrizol Corp.                                                           328,301
                                         21,048  Lyondell Chemical Co.                                                    538,197
                                          1,987  Minerals Technologies, Inc.                                              116,816
                                          7,848  Olin Corp.                                                               129,649
                                         11,224  RPM International, Inc.                                                  234,469
                                          4,866  The Scotts Miracle-Gro Co.                                               251,329
                                          4,124  Sensient Technologies Corp.                                              101,450
                                         10,136  Valspar Corp.                                                            280,159
                                                                                                                     ------------
                                                                                                                        3,707,813
---------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2006

                                         Shares
Industry                                   Held  Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.1%                  12,826  Associated Banc-Corp.                                                    447,371
                                          4,831  Bank of Hawaii Corp.                                                $    260,632
                                          4,800  Cathay General Bancorp                                                   165,648
                                          4,187  City National Corp.                                                      298,114
                                         16,000  The Colonial BancGroup, Inc.                                             411,840
                                          5,762  Cullen/Frost Bankers, Inc.                                               321,635
                                          8,129  FirstMerit Corp.                                                         196,234
                                          5,208  Greater Bay Bancorp                                                      137,127
                                         12,232  Mercantile Bankshares Corp.                                              572,335
                                          3,750  SVB Financial Group (a)                                                  174,825
                                         11,265  TCF Financial Corp.                                                      308,886
                                          3,264  Westamerica Bancorp.                                                     165,256
                                          6,583  Wilmington Trust Corp.                                                   277,605
                                                                                                                     ------------
                                                                                                                        3,737,508
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies            8,575  Adesa, Inc.                                                              237,956
- 3.7%                                    2,546  Banta Corp.                                                               92,674
                                          4,861  The Brink's Co.                                                          310,715
                                          8,170  ChoicePoint, Inc. (a)                                                    321,735
                                          6,688  Copart, Inc. (a)                                                         200,640
                                          4,125  Corporate Executive Board Co.                                            361,762
                                          5,214  Deluxe Corp.                                                             131,393
                                          6,364  Dun & Bradstreet Corp. (a)                                               526,876
                                          4,718  HNI Corp.                                                                209,526
                                          6,242  Herman Miller, Inc.                                                      226,959
                                          1,781  Kelly Services, Inc. Class A                                              51,542
                                          4,039  Korn/Ferry International (a)                                              92,735
                                          8,798  Manpower, Inc.                                                           659,234
                                          2,800  Mine Safety Appliances Co.                                               102,620
                                          4,900  Navigant Consulting, Inc. (a)                                             96,824
                                         11,744  Republic Services, Inc. Class A                                          477,628
                                          2,606  Rollins, Inc.                                                             57,619
                                          4,355  Stericycle, Inc. (a)                                                     328,803
                                                                                                                     ------------
                                                                                                                        4,487,241
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.0%          40,981  3Com Corp. (a)                                                           168,432
                                          6,757  Adtran, Inc.                                                             153,384
                                         15,100  Andrew Corp. (a)                                                         154,473
                                          5,383  Avocent Corp. (a)                                                        182,215
                                          6,100  CommScope, Inc. (a)                                                      185,928
                                          3,702  Dycom Industries, Inc. (a)                                                78,186
                                          4,175  F5 Networks, Inc. (a)                                                    309,827
                                         13,339  Harris Corp.                                                             611,727
                                          4,318  Plantronics, Inc.                                                         91,542
                                          8,582  Polycom, Inc. (a)                                                        265,270
                                         12,093  Powerwave Technologies, Inc. (a)                                          78,000
                                         11,388  UTstarcom, Inc. (a)(b)                                                    99,645
                                                                                                                     ------------
                                                                                                                        2,378,629
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.0%            6,824  Diebold, Inc.                                                            317,998
                                          3,599  Imation Corp.                                                            167,102
                                         14,563  McData Corp. (a)                                                          80,825
                                         10,800  Palm, Inc. (a)                                                           152,172
                                         21,600  Western Digital Corp. (a)                                                441,936
                                                                                                                     ------------
                                                                                                                        1,160,033
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                3,281  Granite Construction, Inc.                                               165,100
- 0.7%                                    5,861  Jacobs Engineering Group, Inc. (a)                                       477,906
                                         11,483  Quanta Services, Inc. (a)                                                225,871
                                                                                                                     ------------
                                                                                                                          868,877
---------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2006

                                         Shares
Industry                                   Held  Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.6%             4,700  Florida Rock Industries, Inc.                                       $    202,335
                                          4,683  Martin Marietta Materials, Inc.                                          486,611
                                                                                                                     ------------
                                                                                                                          688,946
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.5%                  11,306  AmeriCredit Corp. (a)                                                    284,572
                                          8,200  MoneyGram International, Inc.                                            257,152
                                                                                                                     ------------
                                                                                                                          541,724
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.4%             7,588  Packaging Corp. of America                                               167,695
                                          9,520  Sonoco Products Co.                                                      362,331
                                                                                                                     ------------
                                                                                                                          530,026
---------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services             9,548  Career Education Corp. (a)                                               236,599
- 1.2%                                    8,638  Corinthian Colleges, Inc. (a)                                            117,736
                                          5,874  DeVry, Inc.                                                              164,472
                                          3,424  ITT Educational Services, Inc. (a)                                       227,251
                                          4,964  Laureate Education, Inc. (a)                                             241,399
                                          4,762  Regis Corp.                                                              188,289
                                          5,775  Sotheby's Holdings, Inc. Class A                                         179,141
                                          1,350  Strayer Education, Inc.                                                  143,168
                                                                                                                     ------------
                                                                                                                        1,498,055
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services           15,834  Leucadia National Corp.                                                  446,519
- 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            23,339  Cincinnati Bell, Inc. (a)                                                106,659
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.2%                11,899  DPL, Inc.                                                                330,554
                                          8,104  Duquesne Light Holdings, Inc.                                            160,864
                                          8,386  Great Plains Energy, Inc.                                                266,675
                                          7,676  Hawaiian Electric Industries, Inc.                                       208,403
                                          4,618  IDACORP, Inc.                                                            178,486
                                         15,216  Northeast Utilities                                                      428,483
                                         18,558  Pepco Holdings, Inc.                                                     482,694
                                         21,218  Sierra Pacific Resources (a)                                             357,099
                                          8,823  Westar Energy, Inc.                                                      229,045
                                                                                                                     ------------
                                                                                                                        2,642,303
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.0%              10,077  Ametek, Inc.                                                             320,852
                                          5,780  Hubbell, Inc. Class B                                                    261,314
                                          8,400  Roper Industries, Inc.                                                   422,016
                                          5,027  Thomas & Betts Corp. (a)                                                 237,677
                                                                                                                     ------------
                                                                                                                        1,241,859
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments        8,900  Amphenol Corp. Class A                                                   552,512
- 2.3%                                   11,813  Arrow Electronics, Inc. (a)                                              372,700
                                         13,213  Avnet, Inc. (a)                                                          337,328
                                          6,157  CDW Corp.                                                                432,960
                                         13,300  Ingram Micro, Inc. Class A (a)                                           271,453
                                          7,783  Kemet Corp. (a)                                                           56,816
                                          5,286  National Instruments Corp.                                               143,991
                                          3,781  Newport Corp. (a)                                                         79,212
                                          4,446  Plexus Corp. (a)                                                         106,170
                                          5,770  Tech Data Corp. (a)                                                      218,510
                                         17,810  Vishay Intertechnology, Inc. (a)                                         241,147
                                                                                                                     ------------
                                                                                                                        2,812,799
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.3%       11,448  Cameron International Corp. (a)                                          607,316
                                         15,572  ENSCO International, Inc.                                                779,534
                                          7,038  FMC Technologies, Inc. (a)                                               433,752
                                         12,985  Grant Prideco, Inc. (a)                                                  516,413
                                          9,846  Hanover Compressor Co. (a)                                               185,991
                                         10,222  Helmerich & Payne, Inc.                                                  250,132

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2006

                                         Shares
Industry                                   Held  Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                         16,187  Patterson-UTI Energy, Inc.                                          $    376,024
                                         15,967  Pride International, Inc. (a)                                            479,170
                                          6,101  Tidewater, Inc.                                                          295,044
                                                                                                                     ------------
                                                                                                                        3,923,376
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%           6,745  BJ's Wholesale Club, Inc. (a)                                            209,837
                                          3,140  Ruddick Corp.                                                             87,135
                                                                                                                     ------------
                                                                                                                          296,972
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.8%                      6,979  Hormel Foods Corp.                                                       260,596
                                          6,020  The J.M. Smucker Co.                                                     291,789
                                          2,661  Lancaster Colony Corp.                                                   117,909
                                         10,300  Smithfield Foods, Inc. (a)                                               264,298
                                          2,268  Tootsie Roll Industries, Inc.                                             74,164
                                                                                                                     ------------
                                                                                                                        1,008,756
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.5%                      7,818  AGL Resources, Inc.                                                      304,198
                                         12,415  Equitable Resources, Inc.                                                518,326
                                          8,408  National Fuel Gas Co.                                                    324,044
                                         11,282  Oneok, Inc.                                                              486,480
                                          5,248  WGL Holdings, Inc.                                                       170,980
                                                                                                                     ------------
                                                                                                                        1,804,028
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies          6,069  Advanced Medical Optics, Inc. (a)                                        213,629
- 3.1%                                    6,433  Beckman Coulter, Inc.                                                    384,693
                                         10,894  Cytyc Corp. (a)                                                          308,300
                                         15,710  Dentsply International, Inc.                                             468,943
                                          5,895  Edwards Lifesciences Corp. (a)                                           277,301
                                          5,075  Gen-Probe, Inc. (a)                                                      265,778
                                          6,355  Hillenbrand Industries, Inc.                                             361,790
                                          3,725  Intuitive Surgical, Inc. (a)                                             357,228
                                          7,100  Resmed, Inc. (a)                                                         349,462
                                          6,094  Steris Corp.                                                             153,386
                                         13,103  Varian Medical Systems, Inc. (a)                                         623,310
                                                                                                                     ------------
                                                                                                                        3,763,820
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services          4,542  Apria Healthcare Group, Inc. (a)                                         121,044
- 3.0%                                    9,606  Community Health Systems, Inc. (a)                                       350,811
                                         11,763  Health Net, Inc. (a)                                                     572,388
                                          8,578  Henry Schein, Inc. (a)                                                   420,150
                                          5,733  LifePoint Hospitals, Inc. (a)                                            193,202
                                          9,613  Lincare Holdings, Inc. (a)                                               382,982
                                         12,350  Omnicare, Inc.                                                           477,081
                                          5,300  Psychiatric Solutions, Inc. (a)                                          198,856
                                          8,545  Triad Hospitals, Inc. (a)                                                357,437
                                          5,877  Universal Health Services, Inc. Class B                                  325,762
                                          8,050  VCA Antech, Inc. (a)                                                     259,130
                                                                                                                     ------------
                                                                                                                        3,658,843
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure             7,601  Applebee's International, Inc.                                           187,517
- 1.7%                                    3,755  Bob Evans Farms, Inc.                                                    128,496
                                          4,520  Boyd Gaming Corp.                                                        204,801
                                         12,835  Brinker International, Inc.                                              387,104
                                          3,304  CBRL Group, Inc.                                                         147,887
                                          8,232  The Cheesecake Factory, Inc. (a)                                         202,507
                                          3,364  International Speedway Corp. Class A                                     171,699
                                          7,149  OSI Restaurant Partners, Inc.                                            280,241
                                          5,743  Ruby Tuesday, Inc.                                                       157,588
                                          6,900  Scientific Games Corp. Class A (a)                                       208,587
                                                                                                                     ------------
                                                                                                                        2,076,427
---------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2006

                                         Shares
Industry                                   Held  Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.6%                 6,082  American Greetings Class A                                          $    145,177
                                          4,050  Beazer Homes USA, Inc.                                                   190,390
                                          2,124  Blyth, Inc.                                                               44,073
                                          5,301  Furniture Brands International, Inc.                                      86,035
                                          3,433  Hovnanian Enterprises, Inc. Class A (a)                                  116,379
                                          3,600  MDC Holdings, Inc.                                                       205,380
                                          5,230  Mohawk Industries, Inc. (a)                                              391,518
                                          4,517  Ryland Group, Inc.                                                       246,719
                                         12,277  Toll Brothers, Inc. (a)                                                  395,688
                                          5,645  Tupperware Corp.                                                         127,633
                                                                                                                     ------------
                                                                                                                        1,948,992
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.6%                 6,443  Church & Dwight Co., Inc.                                                274,794
                                          5,870  Energizer Holdings, Inc. (a)                                             416,711
                                                                                                                     ------------
                                                                                                                          691,505
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.0%                        7,199  Acxiom Corp.                                                             184,654
                                          6,481  Alliance Data Systems Corp. (a)                                          404,868
                                         12,591  The BISYS Group, Inc. (a)                                                162,550
                                          5,158  CSG Systems International, Inc. (a)                                      137,873
                                         13,425  Ceridian Corp. (a)(e)                                                    375,631
                                          9,054  CheckFree Corp. (a)                                                      363,609
                                          6,057  DST Systems, Inc. (a)                                                    379,350
                                          5,227  Gartner, Inc. Class A (a)                                                103,442
                                          9,788  MPS Group, Inc. (a)                                                      138,794
                                          3,800  SRA International, Inc. Class A (a)                                      101,612
                                                                                                                     ------------
                                                                                                                        2,352,383
---------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &             3,474  Black Hills Corp.                                                        128,330
Energy Traders - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.5%           2,921  Carlisle Cos., Inc.                                                      229,298
                                            581  Sequa Corp. Class A (a)                                                   66,850
                                          4,152  Teleflex, Inc.                                                           268,053
                                                                                                                     ------------
                                                                                                                          564,201
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.4%                          6,574  American Financial Group, Inc.                                           236,072
                                          9,561  Arthur J. Gallagher & Co.                                                282,528
                                         11,110  Brown & Brown, Inc. (e)                                                  313,413
                                          6,630  Everest Re Group Ltd.                                                    650,469
                                         21,168  Fidelity National Title Group, Inc. Class A                              505,492
                                          9,729  First American Corp.                                                     395,776
                                         10,699  HCC Insurance Holdings, Inc.                                             343,331
                                          4,930  The Hanover Insurance Group, Inc.                                        240,584
                                          3,700  Horace Mann Educators Corp.                                               74,740
                                          3,250  Mercury General Corp.                                                    171,373
                                          6,462  Ohio Casualty Corp.                                                      192,632
                                         23,001  Old Republic International Corp.                                         535,463
                                          6,670  Protective Life Corp.                                                    316,825
                                          5,162  Stancorp Financial Group, Inc.                                           232,548
                                          4,064  Unitrin, Inc.                                                            203,647
                                         16,766  W.R. Berkley Corp.                                                       578,595
                                                                                                                     ------------
                                                                                                                        5,273,488
---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%          6,100  Coldwater Creek, Inc. (a)                                                149,572
---------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services -            9,270  ValueClick, Inc. (a)                                                     219,050
0.2%
---------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products -            6,110  Callaway Golf Co.                                                         88,045
0.1%
---------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2006

                                         Shares
Industry                                   Held  Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services -          7,100  Affymetrix, Inc. (a)                                                $    163,726
1.6%                                      7,074  Charles River Laboratories International, Inc. (a)                       305,950
                                          6,318  Covance, Inc. (a)                                                        372,193
                                          5,075  Invitrogen Corp. (a)                                                     287,194
                                         10,000  Pharmaceutical Product Development, Inc.                                 322,200
                                          3,725  Techne Corp. (a)                                                         206,551
                                          3,321  Varian, Inc. (a)                                                         148,748
                                          3,060  Ventana Medical Systems, Inc. (a)                                        131,672
                                                                                                                     ------------
                                                                                                                        1,938,234
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 3.7%                          9,005  AGCO Corp. (a)                                                           278,615
                                          4,791  Crane Co.                                                                175,542
                                          6,805  Donaldson Co., Inc.                                                      236,202
                                          4,200  Federal Signal Corp.                                                      67,368
                                          5,514  Flowserve Corp. (a)                                                      278,292
                                          6,483  Graco, Inc.                                                              256,856
                                          4,062  Harsco Corp.                                                             309,118
                                         11,762  Joy Global, Inc.                                                         568,575
                                          4,100  Kennametal, Inc.                                                         241,285
                                          4,300  Lincoln Electric Holdings, Inc.                                          259,806
                                          3,599  Nordson Corp.                                                            179,338
                                          7,200  Oshkosh Truck Corp.                                                      348,624
                                          9,754  Pentair, Inc.                                                            306,276
                                          5,980  SPX Corp.                                                                365,737
                                          9,075  Timken Co.                                                               264,809
                                          7,703  Trinity Industries, Inc.                                                 271,146
                                                                                                                     ------------
                                                                                                                        4,407,589
---------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                             4,421  Alexander & Baldwin, Inc.                                                196,027
---------------------------------------------------------------------------------------------------------------------------------
Media - 1.4%                              8,126  Belo Corp. Class A                                                       149,275
                                          3,943  Catalina Marketing Corp.                                                 108,432
                                          3,245  Entercom Communications Corp.                                             91,444
                                          4,917  Harte-Hanks, Inc.                                                        136,250
                                          4,050  John Wiley & Sons, Inc. Class A                                          155,804
                                          4,162  Lee Enterprises, Inc.                                                    129,272
                                          2,131  Media General, Inc. Class A                                               79,209
                                          8,855  The Reader's Digest Association, Inc. Class A                            147,879
                                          2,905  Scholastic Corp. (a)                                                     104,115
                                          4,767  Valassis Communications, Inc. (a)                                         69,122
                                            565  The Washington Post Class B                                              421,264
                                          5,907  Westwood One, Inc.                                                        41,703
                                                                                                                     ------------
                                                                                                                        1,633,769
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                   12,300  Commercial Metals Co.                                                    317,340
                                          6,600  Reliance Steel & Aluminum Co.                                            259,908
                                          9,400  Steel Dynamics, Inc.                                                     305,030
                                          6,827  Worthington Industries, Inc.                                             120,974
                                                                                                                     ------------
                                                                                                                        1,003,252
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 3.5%                   12,113  Alliant Energy Corp.                                                     457,508
                                         35,335  Aquila, Inc. (a)                                                         166,074
                                         14,181  Energy East Corp.                                                        351,689
                                         17,428  MDU Resources Group, Inc.                                                446,854
                                         10,679  NSTAR                                                                    366,930
                                          9,419  OGE Energy Corp.                                                         376,760
                                          7,374  PNM Resources, Inc.                                                      229,331
                                         11,605  Puget Energy, Inc.                                                       294,303
                                         11,316  SCANA Corp.                                                              459,656

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2006

                                         Shares
Industry                                   Held  Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                          7,126  Vectren Corp.                                                       $    201,523
                                          4,543  WPS Resources Corp.                                                      245,458
                                         11,729  Wisconsin Energy Corp.                                                   556,658
                                                                                                                     ------------
                                                                                                                        4,152,744
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%                   4,976  99 Cents Only Stores (a)                                                  60,558
                                         10,513  Dollar Tree Stores, Inc. (a)                                             316,441
                                         14,171  Saks, Inc.                                                               252,527
                                                                                                                     ------------
                                                                                                                          629,526
---------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%                 6,896  Zebra Technologies Corp. Class A (a)                                     239,912
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.7%       14,110  Arch Coal, Inc.                                                          423,723
                                         11,550  Denbury Resources, Inc. (a)                                              320,975
                                          5,857  Forest Oil Corp. (a)                                                     191,407
                                         13,015  Newfield Exploration Co. (a)                                             598,039
                                         17,665  Noble Energy, Inc.                                                       866,822
                                          3,024  Overseas Shipholding Group                                               170,251
                                         12,454  Pioneer Natural Resources Co.                                            494,299
                                          7,754  Plains Exploration & Production Co. (a)                                  368,548
                                          5,739  Pogo Producing Co.                                                       277,997
                                          5,800  Quicksilver Resources, Inc. (a)                                          212,222
                                         16,800  Southwestern Energy Co. (a)                                              588,840
                                                                                                                     ------------
                                                                                                                        4,513,123
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%            5,930  Bowater, Inc.                                                            133,425
                                          9,810  Louisiana-Pacific Corp.                                                  211,209
                                          4,125  P.H. Glatfelter Co.                                                       63,938
                                                                                                                     ------------
                                                                                                                          408,572
---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                  7,200  Alberto-Culver Co.                                                       154,440
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.0%                    5,700  Medicis Pharmaceutical Corp. Class A                                     200,241
                                          3,883  Par Pharmaceutical Cos., Inc. (a)                                         86,863
                                          7,283  Perrigo Co.                                                              125,996
                                         11,070  Sepracor, Inc. (a)                                                       681,691
                                          8,973  Valeant Pharmaceuticals International                                    154,695
                                                                                                                     ------------
                                                                                                                        1,249,486
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts             8,786  AMB Property Corp.                                                       514,947
(REITs) - 4.6%                           11,025  Developers Diversified Realty Corp. (b)                                  694,024
                                          5,764  Highwoods Properties, Inc.                                               234,941
                                          8,210  Hospitality Properties Trust                                             390,221
                                          9,298  Liberty Property Trust                                                   456,904
                                          7,086  Longview Fibre Co.                                                       155,538
                                          7,200  The Macerich Co.                                                         623,304
                                          6,505  Mack-Cali Realty Corp.                                                   331,755
                                         10,380  New Plan Excel Realty Trust                                              285,242
                                          4,163  Potlatch Corp.                                                           182,423
                                          7,316  Rayonier, Inc.                                                           300,322
                                          6,725  Regency Centers Corp.                                                    525,693
                                         13,875  United Dominion Realty Trust, Inc.                                       441,086
                                          7,575  Weingarten Realty Investors                                              349,283
                                                                                                                     ------------
                                                                                                                        5,485,683
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.9%                       10,360  Avis Budget Group, Inc.                                                  224,708
                                          4,595  Con-way, Inc.                                                            202,364
                                         11,096  JB Hunt Transport Services, Inc.                                         230,464
                                          5,498  Swift Transportation Co., Inc. (a)                                       144,432

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2006

                                         Shares
Industry                                   Held  Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                          5,433  Werner Enterprises, Inc.                                            $     94,969
                                          5,906  YRC Worldwide, Inc. (a)                                                  222,833
                                                                                                                     ------------
                                                                                                                        1,119,770
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor           41,670  Atmel Corp. (a)                                                          252,103
Equipment - 3.7%                          7,543  Cree, Inc. (a)(b)                                                        130,645
                                         13,587  Cypress Semiconductor Corp. (a)                                          229,213
                                         12,007  Fairchild Semiconductor International, Inc. (a)                          201,838
                                         19,420  Integrated Device Technology, Inc. (a)                                   300,622
                                          7,324  International Rectifier Corp. (a)                                        282,194
                                         14,463  Intersil Corp. Class A                                                   345,955
                                         14,379  Lam Research Corp. (a)                                                   727,865
                                         10,523  Lattice Semiconductor Corp. (a)                                           68,189
                                         16,650  MEMC Electronic Materials, Inc. (a)                                      651,681
                                          5,567  Micrel, Inc. (a)                                                          60,012
                                         21,796  Microchip Technology, Inc.                                               712,729
                                         20,071  RF Micro Devices, Inc. (a)                                               136,282
                                          7,407  Semtech Corp. (a)                                                         96,809
                                          5,764  Silicon Laboratories, Inc. (a)                                           199,723
                                         12,645  TriQuint Semiconductor, Inc. (a)                                          56,903
                                                                                                                     ------------
                                                                                                                        4,452,763
---------------------------------------------------------------------------------------------------------------------------------
Software - 2.6%                          25,621  Activision, Inc. (a)(e)                                                  441,706
                                          1,800  Advent Software, Inc. (a)                                                 63,522
                                         27,929  Cadence Design Systems, Inc. (a)                                         500,208
                                          5,936  Fair Isaac Corp.                                                         241,298
                                          7,617  Jack Henry & Associates, Inc.                                            163,004
                                          5,602  Macrovision Corp. (a)                                                    158,313
                                         15,637  McAfee, Inc. (a)                                                         443,778
                                          7,643  Mentor Graphics Corp. (a)                                                137,803
                                         10,800  Parametric Technology Corp. (a)                                          194,616
                                          9,339  Sybase, Inc. (a)                                                         230,673
                                         13,569  Synopsys, Inc. (a)                                                       362,699
                                          3,521  Transaction Systems Architects, Inc. Class A (a)                         114,679
                                          7,583  Wind River Systems, Inc. (a)                                              77,726
                                                                                                                     ------------
                                                                                                                        3,130,025
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 5.9%                   8,748  Abercrombie & Fitch Co. Class A                                          609,123
                                         10,275  Advance Auto Parts                                                       365,379
                                          5,500  Aeropostale, Inc. (a)                                                    169,785
                                         19,927  American Eagle Outfitters, Inc.                                          621,922
                                          7,420  AnnTaylor Stores Corp. (a)                                               243,673
                                          5,276  Barnes & Noble, Inc.                                                     209,510
                                          6,583  Borders Group, Inc.                                                      147,130
                                         10,461  Carmax, Inc. (a)(e)                                                      561,023
                                         12,700  Charming Shoppes, Inc. (a)                                               171,831
                                         17,284  Chico's FAS, Inc. (a)                                                    357,606
                                          9,701  Claire's Stores, Inc.                                                    321,491
                                          3,420  Dick's Sporting Goods, Inc. (a)                                          167,546
                                         15,225  Foot Locker, Inc.                                                        333,884
                                          7,300  GameStop Corp. Class A (a)                                               402,303
                                         10,923  O'Reilly Automotive, Inc. (a)                                            350,191
                                         14,341  PetSmart, Inc.                                                           413,881
                                          7,373  Pacific Sunwear of California, Inc. (a)                                  144,363
                                          6,845  Payless Shoesource, Inc. (a)                                             224,653
                                          6,982  Rent-A-Center, Inc. (a)                                                  206,039

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2006

                                         Shares
Industry                                   Held  Common Stocks                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                                         14,481  Ross Stores, Inc.                                                   $    424,293
                                         10,775  Urban Outfitters, Inc. (a)                                               248,148
                                         11,169  Williams-Sonoma, Inc.                                                    351,153
                                                                                                                     ------------
                                                                                                                        7,044,927
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                9,900  Hanesbrands, Inc. (a)                                                    233,838
Goods - 0.7%                              5,950  Polo Ralph Lauren Corp.                                                  462,077
                                          4,986  Timberland Co. Class A (a)                                               157,458
                                                                                                                     ------------
                                                                                                                          853,373
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance                8,229  Astoria Financial Corp.                                                  248,187
- 2.1%                                   11,500  First Niagara Financial Group, Inc.                                      170,890
                                          7,051  IndyMac Bancorp, Inc.                                                    318,423
                                         25,138  New York Community Bancorp, Inc.                                         404,722
                                          8,929  The PMI Group, Inc.                                                      421,181
                                          8,361  Radian Group, Inc.                                                       450,742
                                          8,213  Washington Federal, Inc.                                                 193,252
                                          5,364  Webster Financial Corp.                                                  261,334
                                                                                                                     ------------
                                                                                                                        2,468,731
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                            2,852  Universal Corp.                                                          139,777
---------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                      12,502  Fastenal Co.                                                             448,572
Distributors - 0.9%                       5,395  GATX Corp.                                                               233,765
                                          5,200  MSC Industrial Direct Co. Class A                                        203,580
                                          6,599  United Rentals, Inc. (a)                                                 167,813
                                                                                                                     ------------
                                                                                                                        1,053,730
---------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%                   12,601  Aqua America, Inc. (b)                                                   287,051
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                4,558  Telephone & Data Systems, Inc.                                           247,636
Services - 0.4%                           5,583  Telephone & Data Systems, Inc. (Special Shares)                          276,917
                                                                                                                     ------------
                                                                                                                          524,553
---------------------------------------------------------------------------------------------------------------------------------
                                                 Total Common Stocks
                                                 (Cost - $78,584,159) - 92.4%                                         111,241,334
---------------------------------------------------------------------------------------------------------------------------------

                                     Beneficial
                                       Interest  Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                                    $ 9,005,937  BlackRock Liquidity Series, LLC Cash Sweep Series, 5.26% (c)(d)        9,005,937
                                      1,428,500  BlackRock Liquidity Series, LLC Money Market Series,
                                                 5.29% (c)(d)(f)                                                        1,428,500
---------------------------------------------------------------------------------------------------------------------------------
                                                 Total Short-Term Securities (Cost - $10,434,437) - 8.7%               10,434,437
---------------------------------------------------------------------------------------------------------------------------------
                                                 Total Investments (Cost - $89,018,596*) - 101.1%                     121,675,771

                                                 Liabilities in Excess of Other Assets - (1.1%)                        (1,311,249)
                                                                                                                     ------------
                                                 Net Assets - 100.0%                                                 $120,364,522
                                                                                                                     ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 90,013,481
                                                                   ============
      Gross unrealized appreciation                                $ 33,584,324
      Gross unrealized deprecation                                   (1,922,034)
                                                                   ------------
      Net unrealized appreciation                                  $ 31,662,290
                                                                   ============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------
                                                                 Net             Interest
      Affiliate                                                Activity           Income
      ------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series      $(14,836,561)    $    646,091
      BlackRock Liquidity Series, LLC Money Market Series    $   (358,600)    $      7,662
      ------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2006

(d)   Represents the current yield as of December 31, 2006.

(e) All or a portion of security held as collateral in connection with financial futures contracts.

(f)   Security was purchased with the cash proceeds from securities loans.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

o Financial futures contracts purchased as of December 31, 2006 were as follows:

      ---------------------------------------------------------------------------------------------
      Number of                                    Expiration                           Unrealized
      Contracts               Issue                   Date          Face Value         Depreciation
      ---------------------------------------------------------------------------------------------
          22           S&P 400 Midcap Index        March 2007       $9,057,619          ($133,319)
      ---------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

STATEMENT OF ASSETS AND LIABILITIES

                      As of December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
Assets:               Investments in unaffiliated securities, at value (including
                      securities loaned of $1,367,900) (identified cost - $78,584,159) .............                    $111,241,334
                      Investments in affiliated securities, at value ...............................                      10,434,437
                      (identified cost - $10,434,437)
                      Receivables:
                               Contributions .......................................................    $    487,347
                               Dividends ...........................................................          76,073
                               Securities sold .....................................................          54,840
                               Securities lending ..................................................             357         618,617
                                                                                                        ------------
                      Prepaid expenses and other assets ............................................                           5,251
                                                                                                                        ------------
                      Total assets .................................................................                     122,299,639
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:          Collateral on securities loaned, at value ....................................                       1,428,500
                      Payables:
                               Withdrawals .........................................................         238,026
                               Securities purchased ................................................         194,616
                               Variation margin ....................................................          60,604
                               Other affiliates ....................................................           1,133
                               Investment adviser ..................................................             958         495,337
                                                                                                        ------------
                      Accrued expenses .............................................................                          11,280
                                                                                                                        ------------
                      Total liabilities ............................................................                       1,935,117
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:           Net assets ...................................................................                    $120,364,522
                                                                                                                        ============
------------------------------------------------------------------------------------------------------------------------------------
Net Assets            Investors' capital ...........................................................                    $ 87,840,666
Consist of:           Unrealized appreciation-net ..................................................                      32,523,856
                                                                                                                        ------------
                      Net assets ...................................................................                    $120,364,522
                                                                                                                        ============

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

STATEMENT OF OPERATIONS

                           For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
Investment                 Dividends ...............................................................                   $  1,487,307
Income:                    Interest from affiliates ................................................                        646,091
                           Securities lending-net ..................................................                          7,662
                                                                                                                       ------------
                           Total income ............................................................                      2,141,060
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:                  Professional fees .......................................................   $     40,788
                           Accounting services .....................................................         24,227
                           Custodian fees ..........................................................         13,746
                           Investment advisory fees ................................................         12,598
                           Licensing fees ..........................................................         10,000
                           Printing and shareholder reports ........................................          4,800
                           Trustees' fees and expenses .............................................          2,632
                           Other ...................................................................          6,993
                                                                                                       ------------
                           Total expenses ..........................................................                        115,784
                                                                                                                       ------------
                           Investment income-net ...................................................                      2,025,276
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Realized & Unrealized      Realized gain on:
Gain (Loss) - Net:              Investments-net ....................................................     15,624,199
                                Financial futures contracts-net ....................................        642,761      16,266,960
                                                                                                       ------------
                           Change in unrealized appreciation/depreciation on:
                                Investments-net ....................................................     (4,815,277)
                                Financial futures contracts-net ....................................         44,620      (4,770,657)
                                                                                                       ------------    ------------
                           Total realized and unrealized gain-net ..................................                     11,496,303
                                                                                                                       ------------
                           Net Increase in Net Assets Resulting from Operations ....................                   $ 13,521,579
                                                                                                                       ============

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                 For the
                                                                                                                Year Ended
                                                                                                               December 31,
                                                                                                      -----------------------------
                   Increase (Decrease) in Net Assets:                                                     2006             2005
-----------------------------------------------------------------------------------------------------------------------------------
Operations:        Investment income-net .........................................................    $   2,025,276   $   2,460,156
                   Realized gain-net .............................................................       16,266,960      12,714,786
                   Change in unrealized appreciation/depreciation-net ............................       (4,770,657)      4,173,899
                                                                                                      -------------   -------------
                   Net increase in net assets resulting from operations ..........................       13,521,579      19,348,841
                                                                                                      -------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------
Capital            Proceeds from contributions ...................................................      114,776,687      56,288,460
Transactions:      Fair value of withdrawals .....................................................     (158,466,451)   (104,393,473)
                                                                                                      -------------   -------------
                   Net decrease in net assets derived from capital transactions ..................      (43,689,764)    (48,105,013)
                                                                                                      -------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:        Total decrease in net assets ..................................................      (30,168,185)    (28,756,172)
                   Beginning of year .............................................................      150,532,707     179,288,879
                                                                                                      -------------   -------------
                   End of year ...................................................................    $ 120,364,522   $ 150,532,707
                                                                                                      =============   =============

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

FINANCIAL HIGHLIGHTS

                  The following ratios have                                           For the Year Ended December 31,
                  been derived from information provided             -------------------------------------------------------------
                  in the financial statements.                         2006         2005         2004         2003          2002
-------------------------------------------------------------------------------------------    -----------------------------------
Total Investment                                                        10.30%       12.56%       16.41%       35.53%       (14.80%)
Return:                                                              ========     ========     ========     ========      ========
-------------------------------------------------------------------------------------------    -----------------------------------
Ratios to         Expenses, net of reimbursement ................         .09%         .08%         .09%         .17%          .08%
Average Net                                                          ========     ========     ========     ========      ========
Assets:           Expenses ......................................         .09%         .08%         .09%         .17%          .38%
                                                                     ========     ========     ========     ========      ========
                  Investment income-net .........................        1.61%        1.50%        1.12%        1.06%         1.06%
                                                                     ========     ========     ========     ========      ========
-------------------------------------------------------------------------------------------    -----------------------------------
Supplemental      Net assets, end of year (in thousands) ........    $120,365     $150,533     $179,289     $ 83,858      $ 35,981
Data:                                                                ========     ========     ========     ========      ========
                  Portfolio turnover ............................       27.54%       23.06%       17.25%        8.25%        42.18%
                                                                     ========     ========     ========     ========      ========

      See Notes to Financial Statements.

Master Mid Cap Index Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Mid Cap Index Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC markets are valued at the last available asked price. Series securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Trustees or by the Manager using a pricing service and/or procedures approved by the Board of Trustees.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Recent accounting pronouncements - In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Series' financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates: On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P.("MLIM"),and its affiliates, including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc., has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On September 29, 2006, the investors in the Series approved a new Investment Advisory Agreement for the Series with the Manager. BlackRock Advisors, Inc. was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement between the Series and the Manager became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Series' Manager. The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a monthly fee that is a percentage of the management fee paid by the Series to the Manager.

The Series has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of Merrill Lynch, or its affiliates. Pursuant to that order, the Series also has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of Merrill Lynch, and MLIM, LLC was the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended December 31, 2006, BIM received $3,254 in securities lending agent fees.

In addition, MLPF&S received $2,406 in commissions on the execution of portfolio security transactions for the year ended December 31, 2006.

For the year ended December 31, 2006, the Series reimbursed FAM and the Manager $2,089 and $552, respectively for certain accounting services.

Prior to September 29, 2006, certain officers and/or trustees of the Series were officers and/or directors of FAM, PSI, ML & Co., Merrill Lynch, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or trustees of the Series are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2006 were $31,525,070 and $56,340,983, respectively.

4. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other Funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund Series shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 22, 2006 the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Mid Cap Index Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Mid Cap Index Series of the Quantitative Master Series Trust as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 26, 2007

                        QUANTITATIVE MASTER SERIES TRUST
                           Master MidCap Index Series

    BlackRock Investment Advisory Agreement - Matters Considered by the Board


The following disclosure appeared in the June 30, 2006 Semi-Annual Report of the Series and is the discussion referred to in "New BlackRock Sub-Advisory Agreement - Matters Considered by the Board" below. The term "Investment Adviser" as used herein refers to Fund Asset Management, L.P.

Disclosure of Investment Advisory Agreement

Activities and Composition of the Board of Trustees All but one member of the Board of Trustees is an independent trustee whose only affiliation with Fund Asset Management, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a trustee of the Trust and as a trustee or director of certain other funds advised by the Investment Adviser or its affiliates. The Chairman is an independent trustee. New trustee nominees are chosen by a Nominating Committee comprised entirely of independent trustees. All independent trustees also are members of the Board's Audit Committee, and the independent trustees meet in executive session at each in-person Board meeting. The Board and the Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal Board meetings and some of which are informational meetings. Independent counsel to the independent trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent trustees' request.

Investment Advisory Agreements - Matters Considered by the Board

Every year, the Board considers approval of the Trust's investment advisory agreement on behalf of the Series (the "Investment Advisory Agreement"). The Board assesses the nature, scope and quality of the services provided to the Series and the Trust by the personnel of the Investment Adviser and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Series and the Trust by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates. Among the matters considered are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Series and/or the Trust, such as transfer agency fees and fees for marketing and distribution; (b) Series/Trust operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Series' investment objective, policies and restrictions, and the Series'/Trust's compliance with its Code of Ethics and compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

The Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall services provided by the Investment Adviser to be of high quality. The Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. The Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, the Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.

Annual Consideration of Approval by the Boards In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreement, the Board requests and receives materials specifically relating to the Investment Advisory Agreement. These materials include (a) information on the fees and expenses and the investment performance of the Series; (b) sales and redemption data for the Series; (c) a discussion by the Series' portfolio management team of investment strategies used by the Series during its most recent fiscal year; (d) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreement and other relationships with the Series and the Trust; and (e) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as collective investment trusts, under similar investment mandates. The Board noted that the Investment Adviser had informed the Board that no information compiled by Lipper Inc. ("Lipper") was provided in connection with the Series because retail data provided by Lipper is not comparable to the Series, which is sold only in private placements. The Board also considers other matters it deems important to the approval process, such as payments made to the Investment Adviser or its affiliates relating to the distribution of Series shares, services related to the valuation and pricing of Series portfolio holdings, the Series' portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Series and the Trust. The Board did not identify any particular information as controlling, and each member of the Board attributed different weights to the various items considered.

Certain Specific Renewal Data

In connection with the most recent renewal of the Trust's Investment Advisory Agreement on behalf of the Series in June 2006, the independent trustees' and Board's review included the following:

Services Provided by the Investment Adviser. The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Series. The Board focused primarily on the Investment Adviser's investment advisory services and the Series' investment performance. The Board compared Series performance - both including and excluding the effects of the Series' fees and expenses - to the performance of a relevant index. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years. The Board concluded that the Series' performance was consistent with the Series' investment objective and its benchmark index. Considering these factors, the Board concluded that the nature and quality of the services provided and the Series' performance supported the continuation of the Investment Advisory Agreement.

The Investment Adviser's Personnel and Investment Process. The Board reviews at least annually the Series' investment objectives and strategies. The Board discusses with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equity investing group the strategies being used to achieve the stated objectives. Among other things, the Board considers the size, education and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviews the Investment Adviser's compensation policies and practices with respect to the Series' portfolio managers. The Board also considered the experience of the Series' investment management team and noted that each of the Series' co-portfolio managers, Messrs. Leon Roisenberg and Jeffrey Russo, has extensive experience in analyzing and managing the types of investments used by the Series. The Board concluded that the Series benefits from that expertise.

Management Fees and Other Expenses. The Board reviewed the Series' management fee rate and total expenses. The Board noted that the Series' fees reflect that the shares are available only to a limited number of institutional investors, including investment companies, common or commingled trust Series, and certain other "accredited investors," and that as such, the fees are lower than fees charged to retail mutual funds. The Board concluded that the Series' management fee rate and overall expense ratio are reasonable.

Profitability. The Board considers the cost of the services provided to the Series by the Investment Adviser and the Investment Adviser's and its affiliates' profits relating to the management and distribution of the Series and the MLIM/FAM-advised funds. As part of its analysis, the Board reviewed the Investment Adviser's methodology in allocating its costs to the management of the Series and concluded that there was a reasonable basis for the allocation. The Board concluded that the profits of the Investment Adviser and its affiliates are reasonable in relation to the nature and quality of services provided and given the level of fees and expenses overall.

Economies of Scale. The Board noted that although the assets of the Trust and the Series have not increased sufficiently to provide economies of scale, the management fee rate reflects the economies of scale realized based on the institutional nature of the Trust's shareholder base. The Board determined that the management fee structure was reasonable and that no changes were currently necessary.


Conclusion After the independent trustees deliberated in executive session, the entire Board, including all of the independent trustees, approved the renewal of the existing Investment Advisory Agreement, concluding that the advisory fees were reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders

     New BlackRock Sub-Advisory Agreement - Matters Considered by the Board

At an in-person meeting held on August 16-17, 2006, the Board of Trustees, including the independent trustees, discussed and approved the sub-advisory agreement with respect to the Series between BlackRock Advisors, LLC (previously organized as BlackRock Advisors, Inc.) ("BlackRock Advisors") and BlackRock Investment Management, LLC (the "Sub-Adviser") (the "BlackRock Sub-Advisory Agreement"). The BlackRock Sub-Advisory Agreement became effective on September 29, 2006, at the same time the New Investment Advisory Agreement with BlackRock Advisors (which had been approved by the Series' shareholders) became effective.

Pursuant to the BlackRock Sub-Advisory Agreement, the Sub-Adviser receives a monthly fee from BlackRock Advisors at an annual rate equal to 74% of the advisory fee received by BlackRock Advisors from the Series. BlackRock Advisors pays the Sub-Adviser out of its own resources, and there is no increase in Series expenses as a result of the BlackRock Sub-Advisory Agreement.

In approving the BlackRock Sub-Advisory Agreement at the August in-person meeting, the Board reviewed its considerations in connection with its approval of the New Investment Advisory Agreement in May 2006. The Board relied on the same information and considered the same factors as those discussed above in connection with the approval of the New Investment Advisory Agreement, and came to the same conclusions. In reviewing the sub-advisory fee rate provided for in the BlackRock Sub-Advisory Agreement, the Board noted the fact that both BlackRock Advisors and the Sub-Adviser have significant responsibilities under their respective advisory agreements. Under the New Investment Advisory Agreement, BlackRock Advisors remains responsible for the overall management of the Series and for oversight of the Series' operations and administration. Under the BlackRock Sub-Advisory Agreement, the Sub-Adviser provides advisory services to the Series and is responsible for the day-to-day management of the Series' portfolio. The Board also took into account the fact that there is no increase in total advisory fees paid by the Series as a result of the BlackRock Sub-Advisory Agreement. Based on its considerations, the Board concluded that it was a reasonable allocation of fees for the Sub-Adviser to receive a fee at an annual rate equal to 74% of the advisory fee paid by the Series to BlackRock Advisors.

After the independent trustees deliberated in executive session, the entire Board, including the independent trustees, approved the BlackRock Sub-Advisory Agreement, concluding that the sub-advisory fee was reasonable in relation to the services provided and that the BlackRock Sub-Advisory Agreement was in the best interests of the Series' shareholders.

Officers and Trustees

                                                                                                       Number of
                                                                                                       Funds and
                                                                                                     Portfolios in    Other Public
                            Position(s)   Length                                                      Fund Complex    Directorships
                             Held with    Of Time                                                     Overseen by       Held by
Name        Address & Age      Trust      Served      Principal Occupation(s) During Past 5 Years        Trustee        Trustee
====================================================================================================================================
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  President    2005 to    Vice Chairman and Director of BlackRock, Inc.,     122 Funds        None
Doll, Jr.*  Princeton, NJ  and          present    Global Chief Investment Officer for Equities,      168 Portfolios
            08543-9011     Trustee                 Chairman of the BlackRock Retail Operating
            Age: 52                                Committee, and member of the BlackRock Executive
                                                   Committee since 2006; President of the funds
                                                   advised by Merrill Lynch Investment Managers, L.P.
                                                   ("MLIM") and its affiliates ("MLIM/FAM-advised
                                                   funds") from 2005 to 2006 and Chief Investment
                                                   Officer thereof from 2001 to 2006; President of
                                                   MLIM and Fund Asset Management, L.P. ("FAM") from
                                                   2001 to 2006; Co-Head (Americas Region) thereof
                                                   from 2000 to 2001 and Senior Vice President from
                                                   1999 to 2001; President and Director of Princeton
                                                   Services, Inc. ("Princeton Services") and
                                                   President of Princeton Administrators, L.P.
                                                   ("Princeton Administrators") from 2001 to 2006;
                                                   Chief Investment Officer of OppenheimerFunds, Inc.
                                                   in 1999 and Executive Vice President thereof from
                                                   1991 to 1999.
            ------------------------------------------------------------------------------------------------------------------------
            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  BlackRock Advisors, LLC and its affiliates act as an investment adviser. Mr. Doll is an "interested person," as described in the Investment Company Act, of the Fund based on his positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.
====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Trustee      2002 to    General Partner of The Burton Partnership,         21 Funds         Knology,
Burton      Princeton, NJ               present    Limited partnership (an investment partnership)    38 Portfolios    Inc., (tele-
            08543-9095                             since 1979; Managing General Partner of The South                   communica-
            Age: 62                                Atlantic Venture Funds since 1983; Member of the                    tions);
                                                   Investment Advisory Council of the Florida State                    Symbion, Inc.
                                                   Board of Administration since 2001.                                 (healthcare);
                                                                                                                       Capital
                                                                                                                       Southwest
                                                                                                                       (financial)
------------------------------------------------------------------------------------------------------------------------------------
John        P.O. Box 9095  Trustee      2005 to    President and Chief Executive Officer of           21 Funds         Cabot Corpor-
Francis     Princeton, NJ               present    Allmerica Financial Corporation (financial         38 Portfolios    ation
O'Brien     08543-9095                             services holding company) from 1995 to 2002 and                     (chemicals);
            Age: 63                                Director from 1995 to 2003; President of                            LKQ Corpora-
                                                   Allmerica Investment Management Co., Inc.                           tion (auto
                                                   (investment adviser) from 1989 to 2002; Director                    parts manufa-
                                                   from 1989 to 2002 and Chairman of the Board from                    cturing); TJX
                                                   1989 to 1990; President, Chief Executive Officer                    Companies,
                                                   and Director of First Allmerica Financial Life                      Inc.
                                                   Insurance Company from 1989 to 2002 and Director                    (retailer)
                                                   of various other Allmerica Financial companies
                                                   until 2002; Director from 1989 to 2006, Member of
                                                   the Governance Nominating Committee from 2004 to
                                                   2006, Member of the Compensation Committee from
                                                   1989 to 2006 and Member of the Audit Committee
                                                   from 1990 to 2004 of ABIOMED; Director, Member of
                                                   the Governance and Nomination Committee and
                                                   Member of the Audit Committee of Cabot
                                                   Corporation since 1990; Director and Member of
                                                   the Audit Committee and Compensation Committee of
                                                   LKQ Corporation since 2003; Lead Director of TJX
                                                   Companies, Inc. since 1996; Trustee of the Woods
                                                   Hole Oceanographic Institute since 2003;
                                                   Director, Ameresco, Inc. since 2006; Director,
                                                   Boston Lyric Opera since 2002.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                                                       Funds and
                                                                                                     Portfolios in    Other Public
                            Position(s)   Length                                                      Fund Complex    Directorships
                             Held with    Of Time                                                     Overseen by       Held by
Name        Address & Age      Trust      Served      Principal Occupation(s) During Past 5 Years        Trustee        Trustee
====================================================================================================================================
Independent Trustees (concluded)
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095  Trustee      2003 to    Director, Ruckleshaus Institute and Haub School    21 Funds         None
Walsh       Princeton, NJ               present    of Natural Resources at the University of Wyoming  38 Portfolios
            08543-9095                             since 2006; Consultant with Putnam Investments
            Age: 65                                from 1993 to 2003 and employed in various
                                                   capacities therewith from 1973 to 1992; Director,
                                                   Massachusetts Audubon Society from 1990 to 1997;
                                                   Director, The National Audubon Society from 1998
                                                   to 2005; Director, The American Museum of Fly
                                                   Fishing since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Trustee      2000 to    Managing Director of FGW Associates since 1997;    21 Funds         Watson
Weiss**     Princeton, NJ               present    Vice President, Planning, Investment and           38 Portfolios    Pharmaceu-
            08543-9095                             Development of Warner Lambert Co. from 1979 to                      ticals, Inc.
            Age: 65                                1997; Director of the Michael J. Fox Foundation                     (pharmace-
                                                   for Parkinson's Research since 2000; Director of                    utical
                                                   BTG International, Plc (a global technology                         company)
                                                   commercialization company) since 2001.
------------------------------------------------------------------------------------------------------------------------------------
            *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
            **    Chairman of the Board of Trustees and the Audit Committee.
====================================================================================================================================
Trust Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1997 to    Managing Director of BlackRock, Inc.
Burke       Princeton, NJ  President    present    since 2006; Managing Director of
            08543-9011     and          and 1999   Merrill Lynch Investment Managers, L.P.
            Age: 46        Treasurer    to         and Fund Asset Management, L.P. in
                                        present    2006; First Vice President of MLIM and
                                                   FAM from 1997 to 2005 and Treasurer
                                                   thereof from 1999 to 2006; Vice
                                                   President of MLIM and FAM from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Debra L.    P.O. Box 9011  Vice         2005 to    Director of BlackRock, Inc. since 2006;
Jelilian    Princeton, NJ  President    present    Director of MLIM from 1999 to 2006.
            08543-9011
            Age: 39
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey L.  P.O. Box 9011  Vice         2005 to    Director of BlackRock, Inc. since 2006;
Russo       Princeton, NJ  President    present    Director of MLIM from 2004 to 2006;
            08543-9011                             Vice President of MLIM from 1994 to 2004.
            Age: 39
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O Box 9011   Fund Chief   2004 to    Managing Director of BlackRock, Inc. and Fund
Hiller      Princeton, NJ  Compliance   present    Chief Compliance Officer since 2006; Chief
            08534          Officer                 Compliance Officer of the MLIM/FAM-advised funds
            Age: 55                                and First Vice President and Chief Compliance
                                                   Officer of MLIM (Americas Region) from 2004 to
                                                   2006; Chief Compliance Officer of the IQ Funds
                                                   since 2004; Global Director of Compliance at
                                                   Morgan Stanley Investment Management from 2002 to
                                                   2004; Managing Director and Global Director of
                                                   Compliance at Citigroup Asset Management from
                                                   2000 to 2002; Chief Compliance Officer at Soros
                                                   Fund Management in 2000; Chief Compliance Officer
                                                   at Prudential Financial from 1995 to 2000; Senior
                                                   Counsel in the Securities and Exchange
                                                   Commission's Division of Enforcement in
                                                   Washington, D.C. from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------

Officers and Trustees (concluded)

                            Position(s)   Length
                             Held with    Of Time
Name        Address & Age      Trust      Served      Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Trust Officers (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to    Director of BlackRock, Inc. since 2006; Director
Pellegrino  Princeton, NJ               present    (Legal Advisory) of MLIM from 2002 to 2006; Vice
            08543-9011                             President of MLIM from 1999 to 2002; Attorney
            Age: 46                                associated with MLIM from 1997 to 2006; Secretary
                                                   of MLIM, FAM, FAM Distributors, Inc. and
                                                   Princeton Services from 2004 to 2006.
------------------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Trust serve at the pleasure of the Board of Trustees.

                  Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional
                  Information, which can be obtained without charge by calling 1-800-441-7762.

------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Availability of Quarterly Schedule of Investments

      The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended December 31st is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

Proxy Results

During the six-month period ended December 31, 2006, Master Mid Cap Index Series of Quantitative Master Series Trust's interest holders voted on the following proposals, which were approved at a special interest holders' meeting on September 29, 2006. A description of the proposals and number of units of interest voted are as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                             Units of Interest        Units of Interest      Units of Interest
                                                                Voted For               Voted Against          Voted Abstain
------------------------------------------------------------------------------------------------------------------------------
To approve a new investment advisory agreement with
BlackRock Advisors, Inc.                                       116,764,404                 72,599                 40,657
------------------------------------------------------------------------------------------------------------------------------
To approve a contingent sub-advisory agreement with
BlackRock Advisors, Inc.                                       116,759,028                 78,345                 40,288
------------------------------------------------------------------------------------------------------------------------------

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) Laurie Simon Hodrick (resigned as of May 1, 2006), (3) John
         F. O'Brien, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick qualifies as a financial expert pursuant to Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2006 - $27,300
                                  Fiscal Year Ending December 31, 2005 - $27,000

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2006 - $9,200
                                  Fiscal Year Ending December 31, 2005 - $8,700

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2)  0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2006 - $3,071,450
             Fiscal Year Ending December 31, 2005 - $5,577,771

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,739,500, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Mid Cap Index Series of Quantitative Master Series Trust

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Mid Cap Index Series of Quantitative Master Series Trust

Date: February 20, 2007


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Mid Cap Index Series of Quantitative Master Series Trust

Date: February 20, 2007